LONG TERM LOAN (Tables)	6 Months Ended
Jun. 30, 2025
Long Term Loan
SCHEDULE OF LONG TERM LOAN

The activities of the long term loans during the six-month ended June 30, 2025 are as follows:

	June 30, 2025	December 31, 2024
Balance, opening	$40,769	$85,107
Repayments	(30,184)	(47,818)
Addition	81,056	-
Interest expense, accrued	1,774	4,848
Translation difference	(1,676)	(1,368)
Balance, ending	91,739	40,769

Less:
Long term loan – current portion	46,316	40,769
Long term loan	$45,423	$-

SCHEDULE OF UNDISCOUNTED REPAYMENTS

The undiscounted repayments for each of the next three years and in the aggregate are:

Year ended	Amount
December 31, 2025	29,929
December 31, 2026	33,488
December 31, 2027	23,290
December 31, 2028	5,032
$91,739